UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Aerospace/Defense
General Dynamics Corporation	1,308,844	$72,496,869	3.44%
Lockheed Martin Corporation	779,434	62,861,352	2.98
		135,358,221	6.42
Agricultural Chemicals
Monsanto Company	762,345	56,672,728	2.69
Potash Corporation of Saskatchewan, Inc.	459,765	42,781,133	2.03
		99,453,861	4.72
Casino Hotels
Wynn Resorts Ltd.*	1,505,827	53,155,693	2.52

Chemicals - Diversified
The Dow Chemical Company	2,205,442	35,595,834	1.69

Commercial Services - Finance
MasterCard, Inc. - Cl. A	351,508	58,810,803	2.79
Visa, Inc. - Cl. A	1,268,592	78,982,538	3.75
		137,793,341	6.54
Computers
Apple, Inc.*	608,818	86,713,948	4.11
International Business Machines Corporation	733,722	76,615,251	3.64
		163,329,199	7.75
Diversified Banking Institution
Bank of America Corporation	6,100,052	80,520,687	3.82
JPMorgan Chase & Co.	2,537,089	86,540,106	4.11
Morgan Stanley	609,669	17,381,663	0.82
The Goldman Sachs Group, Inc.	617,453	91,037,270	4.32
		275,479,726	13.07
Diversified Minerals
BHP Billiton PLC ADR	928,200	42,195,972	2.00

Finance - Credit Card
American Express Company	2,000,000	46,480,000	2.21

Medical - Biomedical/Genetic
Gilead Sciences, Inc.*	1,139,023	53,351,837	2.53

Medical - Drugs
Abbott Laboratories	907,119	42,670,878	2.02

Networking Products
Juniper Networks, Inc.*	321,786	7,594,150	0.36

Oil & Gas Drilling
Transocean Ltd.*	1,429,039	106,163,307	5.04

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	1,720,868	70,521,171	3.35

Retail - Discount
Wal-Mart Stores, Inc.	1,184,901	57,396,604	2.72

Retail - Drug Store
CVS Caremark Corporation	2,283,269	72,767,783	3.45

Retail - Restaurants
McDonald's Corporation	3,094,912	177,926,491	8.44

Super-Regional Banks - U.S.
U.S. Bancorp	3,411,408	61,132,432	2.90
Wells Fargo & Company	2,741,528	66,509,469	3.16
		127,641,901	6.06
Transport - Rail
Union Pacific Corporation	1,976,270	102,884,616	4.88

Web Portals/ISP
Google, Inc. - Cl. A*	239,137	100,817,768	4.78

Wireless Equipment
QUALCOMM, Inc.	1,613,247	72,918,764	3.46

TOTAL COMMON STOCKS
(Cost $1,842,078,213)		1,981,497,117	94.01

SHORT-TERM INVESTMENTS
SSgA Money Market Fund, 0.242%	10,206,111	10,206,111	0.48
SSgA Prime Money Market Funds, 0.328%	95,875,852	95,875,852	4.55
SSgA U.S. Government Money Market Fund, 0.018%	42,611,489	42,611,489	2.02

TOTAL SHORT-TERM INVESTMENTS
(Cost $148,693,452)		148,693,452	7.05

TOTAL INVESTMENTS
(Cost $1,990,771,665)		2,130,190,569	101.06

Liabilities, Less Cash and Other Assets		(22,292,744)	(1.06)

NET ASSETS		$2,107,897,825	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Aerospace/Defense
General Dynamics Corporation	750,759	$41,584,541	3.76%
Lockheed Martin Corporation	416,404	33,582,983	3.03
		75,167,524	6.79
Agricultural Chemicals
Monsanto Company	416,897	30,992,123	2.80
Potash Corporation of Saskatchewan, Inc.	243,930	22,697,687	2.05
		53,689,810	4.85
Athletic Footwear
NIKE, Inc. - Cl. B	532,474	27,571,504	2.49

Cable/Satellite TV
The DIRECTV Group, Inc.*	229,359	5,667,461	0.51

Casino Hotels
Wynn Resorts Ltd.*	656,331	23,168,484	2.09

Chemicals - Diversified
The Dow Chemical Company	1,194,971	19,286,832	1.74

Commercial Services - Finance
MasterCard, Inc. - Cl. A	187,386	31,351,552	2.83
Visa, Inc. - Cl. A	676,275	42,104,881	3.80
		73,456,433	6.63
Computers
Apple, Inc.*	326,505	46,504,107	4.20
International Business Machines Corporation	309,181	32,284,680	2.91
		78,788,787	7.11
Diversified Banking Institution
Bank of America Corporation	1,365,854	18,029,273	1.63
JPMorgan Chase & Co.	1,082,196	36,913,705	3.33
Morgan Stanley	334,331	9,531,777	0.86
The Goldman Sachs Group, Inc.	333,936	49,235,524	4.45
		113,710,279	10.27
Diversified Minerals
BHP Billiton PLC ADR	471,500	21,434,390	1.94

Energy-Alternate Sources
First Solar, Inc.*	19,258	3,122,107	0.28

Finance - Credit Card
American Express Company	252,159	5,860,175	0.53

Industrial Gases
Praxair, Inc.	377,912	26,858,206	2.42

Medical - Biomedical/Genetic
Genzyme Corporation*	53,536	2,980,349	0.27
Gilead Sciences, Inc.*	293,263	13,736,439	1.24
		16,716,788	1.51
Medical - Drugs
Abbott Laboratories	361,249	16,993,153	1.53

Networking Products
Juniper Networks, Inc.*	210,114	4,958,690	0.45

Oil & Gas Drilling
Transocean Ltd.*	713,555	53,010,001	4.79

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	819,684	33,590,650	3.03

Retail - Building Products
Lowe's Companies, Inc.	1,090,066	21,158,181	1.91

Retail - Discount
Costco Wholesale Corporation	499,590	22,831,263	2.06
Wal-Mart Stores, Inc.	253,987	12,303,130	1.11
		35,134,393	3.17
Retail - Drug Store
CVS Caremark Corporation	990,761	31,575,553	2.85

Retail - Restaurants
McDonald's Corporation	1,436,520	82,585,535	7.45
YUM! Brands, Inc.	1,447,697	48,266,218	4.36
		130,851,753	11.81
Semiconductor Components-Integrated Circuitry
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	561,878	5,287,272	0.48

Super-Regional Banks - U.S.
U.S. Bancorp	1,243,224	22,278,574	2.01
Wells Fargo & Company	1,503,358	36,471,465	3.29
		58,750,039	5.30
Transport - Rail
Norfolk Southern Corporation	300,942	11,336,485	1.03
Union Pacific Corporation	779,330	40,571,920	3.66
		51,908,405	4.69
Web Portals/ISP
Google, Inc. - Cl. A*	110,241	46,476,503	4.20

Wireless Equipment
QUALCOMM, Inc.	914,260	41,324,552	3.73

TOTAL COMMON STOCKS
(Cost $960,153,503)		1,075,517,925	97.10

PREFERRED STOCKS
Super-Regional Banks - U.S.
Wells Fargo & Company,
Series J Pref., 8.000%	337,000	7,515,100	0.68

TOTAL PREFERRED STOCKS
(Cost $5,954,707)		7,515,100	0.68

SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund, 0.018%	36,399,511	36,399,511	3.29

TOTAL SHORT-TERM INVESTMENTS
(Cost $36,399,511)		36,399,511	3.29

TOTAL INVESTMENTS
(Cost $1,002,507,721)		1,119,432,536	101.07

Liabilities, Less Cash and Other Assets		(11,885,659)	(1.07)

NET ASSETS		$1,107,546,877	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Agricultural Chemicals
Monsanto Company	302,533	$22,490,303	2.60%

Apparel Manufacturers
Polo Ralph Lauren Corporation	77,588	4,154,061	0.48
Under Armour, Inc. - Cl. A*	280,818	6,284,707	0.73
		10,438,768	1.21
Applications Software
Citrix Systems, Inc.*	426,823	13,611,386	1.58

Automotive-Cars/Light Trucks
Ford Motor Company*	589,362	3,577,427	0.41

Brewery
Anheuser-Busch InBev N.V.	769,140	27,773,136	3.21

Casino Hotels
Wynn Resorts Ltd.*	350,930	12,387,829	1.43

Commercial Banks - Non-U.S.
ICICI Bank Ltd. Spon. ADR	225,887	6,663,667	0.77

Commercial Banks - Western U.S.
City National Corporation	450,632	16,596,777	1.92

Commercial Services - Finance
MasterCard, Inc. - Cl. A	155,122	25,953,462	3.00

Computers
Apple, Inc.*	195,517	27,847,486	3.22

Diversified Banking Institution
Bank of America Corporation	1,428,324	18,853,877	2.18
JPMorgan Chase & Co.	1,341,997	45,775,518	5.30
The Goldman Sachs Group, Inc.	188,981	27,863,358	3.22
		92,492,753	10.70
Diversified Minerals
BHP Billiton PLC	758,466	17,020,373	1.97

E-Commerce/Products
Blue Nile, Inc.*	68,962	2,964,676	0.34

Electronic Forms
Adobe Systems, Inc.*	731,457	20,700,233	2.40

Engineering/R&D Services
AECOM Technology Corporation*	144,473	4,623,136	0.54

Fiduciary Banks
State Street Corporation	480,473	22,678,326	2.62

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A	197,781	3,516,546	0.41
Jefferies Group, Inc.*	1,508,236	32,170,674	3.72
		35,687,220	4.13
Medical - Biomedical/Genetic
Celgene Corporation*	239,269	11,446,629	1.32
Genzyme Corporation*	484,234	26,957,307	3.12
Gilead Sciences, Inc.*	288,672	13,521,396	1.57
		51,925,332	6.01
Medical Information Systems
athenahealth, Inc.*	139,556	5,164,968	0.60

Metal Processors & Fabricators
Precision Castparts Corp.	262,470	19,168,184	2.22

Multimedia
The Walt Disney Company	822,394	19,186,452	2.22

Networking Products
Juniper Networks, Inc.*	1,009,281	23,819,032	2.76

Oil & Gas Drilling
Pride International, Inc.*	876,611	21,967,872	2.54

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	943,977	38,684,177	4.48

Power Conversion/Supply Equipment
Vestas Wind Systems A/S*	646,128	46,313,275	5.36

REITS-Regional Malls
Taubman Centers, Inc.	177,564	4,769,369	0.55

Resorts/Theme Parks
Vail Resorts, Inc.*	635,138	17,034,401	1.97

Retail - Building Products
The Home Depot, Inc.	925,908	21,879,206	2.53

Retail - Discount
Costco Wholesale Corporation	511,703	23,384,827	2.71

Retail - Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	83,207	6,656,560	0.77

Super-Regional Banks - U.S.
U.S. Bancorp	1,509,849	27,056,494	3.13
Wells Fargo & Company	1,810,711	43,927,849	5.08
		70,984,343	8.21
Transport - Rail
Canadian National Railway Company	332,034	14,264,181	1.65

Web Portals/ISP
Google, Inc. - Cl. A*	65,166	27,473,334	3.18

Wireless Equipment
Crown Castle International Corp.*	1,252,547	30,086,179	3.48
QUALCOMM, Inc.	591,057	26,715,776	3.09
		56,801,955	6.57
TOTAL COMMON STOCKS
(Cost $737,706,365)		832,984,426	96.38

PREFERRED STOCKS
Automotive-Cars/Light Trucks
Volkswagen A.G. Pref.	108,797	7,594,659	0.88

TOTAL PREFERRED STOCKS
(Cost $6,649,555)		7,594,659	0.88

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.018%	25,911,444	25,911,444	3.00

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,911,444)		25,911,444	3.00

TOTAL INVESTMENTS
(Cost $770,267,364)		866,490,529	100.26

Liabilities, Less Cash and Other Assets		(2,245,239)	(0.26)

NET ASSETS		$864,245,290	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Belgium	$27,773,136	3.21%
Brazil	38,684,177	4.46
Canada	14,264,181	1.65
Denmark	46,313,275	5.34
Germany	7,594,659	0.88
India	6,663,667	0.77
United Kingdom	17,020,373	1.96
United States(1)	708,177,061	81.73
	$866,490,529	100.00%

(1) Includes short-term securities.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	95,448	$8,881,436	2.27%

Airlines
Singapore Airlines Ltd.	248,000	2,277,272	0.58

Automotive - Cars/Light Trucks
Bayerische Motoren Werke AG	99,785	3,757,152	0.96
Daimler AG	130,861	4,732,647	1.21
Honda Motor Co., Ltd.	127,600	3,523,289	0.91
Hyundai Motor Company	34,329	1,996,765	0.51
		14,009,853	3.59
Brewery
Anheuser-Busch InBev N.V.	378,462	13,666,012	3.50

Building & Construction - Miscellaneous
Hochtief AG	42,108	2,120,655	0.54

Building - Residential/Commercial
Gafisa S.A.	426,681	3,568,921	0.91

Building Products - Air/Heating
Daikin Industries, Ltd.	126,173	4,073,266	1.04

Building Products - Cement/Aggregates
CEMEX, S.A.B. de C.V. Spon. ADR*	1,274,795	11,906,586	3.05
CRH PLC	99,071	2,265,401	0.58
		14,171,987	3.63
Cellular Telecom
NII Holdings, Inc.*	102,616	1,956,887	0.50
Vodafone Group PLC	6,764,977	13,044,052	3.34
		15,000,939	3.84
Chemicals - Specialty
Lonza Group AG*	99,814	9,912,043	2.54

Commercial Banks - Non-U.S.
Banco Bilbao Vizcaya Argentaria, S.A.	345,624	4,334,634	1.11
DBS Group Holdings Ltd.	645,000	5,254,764	1.35
ICICI Bank Ltd. Spon. ADR	196,665	5,801,618	1.48
Industrial and Commercial Bank of China Ltd. - Cl. H	6,335,000	4,422,210	1.13
Itau Unibanco Holding S.A. ADR	507,199	8,028,960	2.06
Julius Baer Holding Ltd.	139,064	5,398,481	1.38
Mizuho Financial Group, Inc.	3,897,400	9,143,223	2.34
		42,383,890	10.85
Diversified Banking Institution
BNP Paribas	95,143	6,173,047	1.58
Credit Suisse Group AG	359,054	16,390,482	4.20
		22,563,529	5.78
Diversified Minerals
Vale SA Spon. ADR	334,900	5,904,287	1.51

Electronic Components - Miscellaneous
Hon Hai Precision Industry Co., Ltd.	2,448,982	7,576,095	1.94

Engineering/R&D Services
ABB Ltd. - Spon. ADR	254,383	3,998,768	1.02

Finance - Investment Banker/Broker
Daiwa Securities Group, Inc.	1,251,000	7,466,912	1.91

Food - Miscellaneous/Diversified
Nestlé S.A.	232,782	8,766,683	2.24

Food - Retail
Tesco PLC	728,500	4,237,995	1.08

Hotels & Motels
Accor S.A.	94,433	3,743,088	0.96

Import/Export
Marubeni Corporation	1,806,000	8,023,751	2.05

Machinery - General Industrial
ALSTOM S.A.	85,835	5,063,992	1.30

Medical - Biomedical/Genetic
CSL Ltd.	391,507	10,142,562	2.60

Medical - Drugs
Actelion Ltd.*	66,087	3,457,776	0.89

Medical - Generic Drugs
Teva Pharmaceutical Industries Ltd. Spon. ADR	201,508	9,942,405	2.55

Oil & Gas Drilling
Transocean Ltd.*	181,215	13,462,462	3.45

Oil Companies - Exploration & Production
CNOOC Ltd.	3,206,800	3,976,406	1.02

Oil Companies - Integrated
BG Group PLC	205,331	3,438,910	0.88
BP PLC	1,482,809	11,656,011	2.99
Petro-Canada	48,816	1,885,238	0.48
Petroleo Brasileiro S.A. ADR	274,364	11,243,437	2.88
Suncor Energy, Inc.	94,153	2,863,080	0.73
		31,086,676	7.96
Oil Refining & Marketing
Reliance Industries Ltd. -Spon. GDR, 144A	7,600	630,800	0.16

Power Conversion/Supply Equipment
Gamesa Corporación Tecnológica S.A.	458,946	8,698,170	2.23
Vestas Wind Systems A/S*	246,519	17,670,032	4.52
		26,368,202	6.75
Real Estate Operating/Developments
CapitaLand Ltd.	3,043,000	7,794,484	1.99
Cheung Kong (Holdings) Ltd.	561,000	6,435,172	1.65
Hang Lung Properties Ltd.	563,000	1,830,646	0.47
Sumitomo Realty & Development Co., Ltd.	220,000	4,044,428	1.04
		20,104,730	5.15
Retail - Apparel/Shoes
Esprit Holdings, Ltd.	809,500	4,538,393	1.16
H&M Hennes & Mauritz AB - Cl. B	39,826	1,987,519	0.51
		6,525,912	1.67
Retail - Jewelry
Compagnie Financière Richemont SA	105,217	2,186,554	0.56

Semiconductor Components-Integrated Circuitry
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	1,011,545	9,518,638	2.44

Semiconductor Equipment
ASML Holding N.V.	265,656	5,742,926	1.47

Soap & Cleaning Preparations
Reckitt Benckiser Group PLC	93,830	4,269,849	1.09

Telephone - Integrated
Telefonica, SA	574,357	12,988,468	3.32

TOTAL COMMON STOCKS
(Cost $337,175,068)		367,815,740	94.16

SHORT-TERM INVESTMENTS
SSgA Prime Money Market Funds, 0.328%	5,720,906	5,720,906	1.46
SSgA U.S. Government Money Market Fund, 0.018%	17,758,505	17,758,505	4.55

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,479,411)		23,479,411	6.01

TOTAL INVESTMENTS
(Cost $360,654,479)		391,295,151	100.17

Liabilities, Less Cash and Other Assets		(648,048)	(0.17)

NET ASSETS		$390,647,103	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$10,142,562	2.59%
Belgium	13,666,012	3.49
Brazil	28,745,605	7.35
Canada	13,629,754	3.48
China	4,422,210	1.13
Denmark	17,670,032	4.51
France	14,980,127	3.83
Germany	10,610,454	2.71
Hong Kong	16,780,617	4.29
India	6,432,418	1.64
Ireland	2,265,401	0.58
Israel	9,942,405	2.54
Japan	36,274,869	9.27
Mexico	11,906,586	3.04
Netherlands	5,742,926	1.47
Singapore	15,326,520	3.92
South Korea	1,996,765	0.51
Spain	26,021,272	6.65
Sweden	1,987,519	0.51
Switzerland	50,110,787	12.81
Taiwan	17,094,733	4.37
United Kingdom	36,646,817	9.37
United States(1)	38,898,760	9.94
	$391,295,151	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Agricultural Chemicals
Monsanto Company	2,182	$162,210	1.46%
Potash Corporation of Saskatchewan, Inc.	1,522	141,622	1.28
		303,832	2.74
Automotive-Cars/Light Trucks
Zenn Motor Company, Inc.*	12,184	46,090	0.42

Batteries/Battery Systems
Byd Company Ltd. - Cl. H*	27,500	110,177	0.99

Coatings/Paint
The Sherwin-Williams Company	4,123	221,611	2.00

Commercial Banks - Non-U.S.
Dah Sing Banking Group Ltd.	275,600	272,398	2.46

Commercial Services - Finance
MasterCard, Inc. - Cl. A	1,545	258,494	2.33
Visa, Inc. - Cl. A	3,119	194,189	1.75
		452,683	4.08
Computers - Peripheral Equipment
Compellent Technologies, Inc.*	14,703	224,221	2.02

Diversified Banking Institution
Bank of America Corporation	12,296	162,307	1.46
The Goldman Sachs Group, Inc.	3,072	452,936	4.08
		615,243	5.54
Diversified Minerals
Fortescue Metals Group Ltd.*	37,437	114,332	1.03

Diversified Operations
China Merchants Holdings (International) Co., Ltd.	40,000	114,580	1.03

E-Commerce/Products
Blue Nile, Inc.*	1,811	77,855	0.70

Electronic Forms
Adobe Systems, Inc.*	7,650	216,495	1.95

Engineering/R&D Services
ABB Ltd. - Spon. ADR	6,377	100,629	0.91

Finance - Credit Card
American Express Company	7,091	164,795	1.49

Food - Meat Products
Perdigao S.A.	6,700	128,221	1.16

Food - Retail
Whole Foods Market, Inc.	9,348	177,425	1.60

Medical - Biomedical/Genetic
Genzyme Corporation*	4,442	247,286	2.23

Medical - Drugs
Hypermarcas S.A.*	23,700	293,907	2.65

Medical Products
Baxter International, Inc.	3,215	170,266	1.53

Multimedia
Liberty Media LLC - Cl. A*	11,744	314,152	2.83

Networking Products
Juniper Networks, Inc.*	9,705	229,038	2.06

Oil & Gas Drilling
Pride International, Inc.*	14,914	373,745	3.37

Oil Companies - Exploration & Production
Hardy Oil & Gas PLC*	9,484	53,051	0.48
OGX Petróleo e Gás Participações S.A.	900	458,924	4.13
		511,975	4.61
Property/Casualty Insurance
The Progressive Corporation*	13,070	197,488	1.78

REITS-Office Property
Ascendas India Trust	115,000	54,784	0.49

REITS-Regional Malls
CapitaRetail China Trust	375,000	277,030	2.50

Retail - Apparel/Shoes
Li Ning Company Ltd.	214,000	635,093	5.72
lululemon athletica, inc.*	16,331	212,793	1.92
		847,886	7.64
Retail - Auto Parts
Advance Auto Parts, Inc.	7,100	294,579	2.65

Retail - Discount
BJ's Wholesale Club, Inc.*	9,806	316,047	2.85

Retail - Drug Store
CVS Caremark Corporation	6,120	195,044	1.76

Retail - Office Supplies
Staples, Inc.	10,737	216,565	1.95

Savings & Loans/Thrifts - Central U.S.
Meta Financial Group, Inc.	9,202	198,027	1.78

Super-Regional Banks - U.S.
Wells Fargo & Company	12,660	307,132	2.77

Web Portals/ISP
Google, Inc. - Cl. A*	516	217,540	1.96

Wireless Equipment
Crown Castle International Corp.*	9,094	218,438	1.97
QUALCOMM, Inc.	3,871	174,969	1.58
		393,407	3.55
TOTAL COMMON STOCKS
(Cost $7,509,726)		8,996,485	81.08

	Par Value	Market Value in Dollars	Percent of Net Assets
CORPORATE BONDS
Electric - Integrated
Energy Future Holdings Corporation, 10.875%, 11/01/17	$300,000	219,000	1.97

Finance - Investment Banker/Broker
Schwab Capital Trust I, 7.500%, 11/15/37	243,000	202,567	1.83

Wireless Equipment
Crown Castle International Corp., 9.000%, 01/15/15	200,000	203,500	1.83

TOTAL CORPORATE BONDS
(Cost $565,603)		625,067	5.63

	Number of Shares	Market Value in Dollars	Percent of Net Assets
PREFERRED STOCKS
Finance - Mortgage Loan/Banker
Countrywide Capital V, Capital Securities, 7.000%	27,100	462,326	4.17

Medical - Drugs
Schering-Plough Corporation, Convertible Pref., 6.000%	802	181,813	1.64

TOTAL PREFERRED STOCKS
(Cost $461,710)		644,139	5.81

SHORT-TERM INVESTMENTS
SSgA Prime Money Market Funds, 0.328%	323,426	323,426	2.92
SSgA U.S. Government Money Market Fund, 0.018%	500,871	500,871	4.51

TOTAL SHORT-TERM INVESTMENTS
(Cost $824,297)		824,297	7.43

TOTAL INVESTMENTS
(Cost $9,361,336)		11,089,988	99.95

Cash and Other Assets, Less Liabilities		5,669	0.05

NET ASSETS		$11,095,657	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$114,332	1.03%
Brazil	881,052	7.94
Canada	400,505	3.61
China	745,270	6.72
Hong Kong	386,978	3.49
Singapore	331,814	2.99
Switzerland	100,629	0.91
United Kingdom	53,051	0.48
United States(1)	8,076,357	72.83
	$11,089,988	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2009
(Unaudited)

	Number of Shares	Market Value in Dollars	Percent of Net Assets
COMMON STOCKS
Agricultural Chemicals
Monsanto Company	31,273	$2,324,835	2.44%

Apparel Manufacturers
Polo Ralph Lauren Corporation	8,349	447,005	0.47

Applications Software
Citrix Systems, Inc.*	39,049	1,245,273	1.31

Auction House/Art Dealer
Ritchie Bros. Auctioneers, Inc.	14,508	340,213	0.36

Brewery
Anheuser-Busch InBev N.V.	111,634	4,031,030	4.23

Building - Residential/Commercial
Gafisa S.A. ADR	38,688	638,352	0.67

Cellular Telecom
China Unicom Hong Kong Ltd. Spon. ADR	65,300	871,102	0.92
NII Holdings, Inc.*	39,581	754,810	0.79
		1,625,912	1.71
Chemicals - Specialty
Lonza Group AG*	18,484	1,835,556	1.93

Commercial Banks - Non-U.S.
ICICI Bank Ltd. Spon. ADR	92,586	2,731,287	2.87
Industrial and Commercial Bank of China Ltd. - Cl. H	5,371,000	3,749,280	3.94
Itau Unibanco Holding S.A. ADR	150,900	2,388,747	2.51
Standard Chartered PLC	175,300	3,392,882	3.56
		12,262,196	12.88
Commercial Services - Finance
MasterCard, Inc. - Cl. A	14,149	2,367,269	2.49

Communications Software
SolarWinds, Inc.*	33,525	552,827	0.58

Computers
Apple, Inc.*	21,321	3,036,750	3.19

Distribution / Wholesale
Li & Fung Ltd.	512,000	1,364,224	1.43

Diversified Banking Institution
Bank of America Corporation	147,648	1,948,954	2.05
JPMorgan Chase & Co.	130,658	4,456,744	4.68
		6,405,698	6.73
Diversified Minerals
BHP Billiton PLC	125,381	2,813,615	2.96

Diversified Operations
China Merchants Holdings (International) Co., Ltd.	236,000	676,021	0.71

E-Commerce/Services
OpenTable, Inc.*	2,317	69,904	0.07

Electronic Forms
Adobe Systems, Inc.*	48,973	1,385,936	1.46

Engineering/R&D Services
ABB Ltd. - Spon. ADR	144,527	2,271,889	2.39
AECOM Technology Corporation*	14,996	479,872	0.50
		2,751,761	2.89
Fiduciary Banks
State Street Corporation	46,392	2,189,702	2.30

Food - Miscellaneous/Diversified
Nestlé S.A.	46,698	1,758,669	1.85

Hotels & Motels
Mandarin Oriental International Ltd.	665,000	884,450	0.93

Industrial Gases
Praxair, Inc.	15,315	1,088,437	1.14

Medical - Biomedical/Genetic
Celgene Corporation*	27,180	1,300,291	1.36
Genzyme Corporation*	39,461	2,196,794	2.31
Gilead Sciences, Inc.*	16,629	778,902	0.82
		4,275,987	4.49
Medical - Generic Drugs
Teva Pharmaceutical Industries Ltd. Spon. ADR	20,364	1,004,760	1.06

Metal Processors & Fabricators
Precision Castparts Corp.	17,313	1,264,368	1.33

Multimedia
The Walt Disney Company	30,158	703,586	0.74

Networking Products
Juniper Networks, Inc.*	80,342	1,896,071	1.99
LogMeIn, Inc.*	6,375	102,000	0.11
		1,998,071	2.10
Oil & Gas Drilling
Pride International, Inc.*	92,202	2,310,582	2.43

Oil Companies - Exploration & Production
OGX Petróleo e Gás Participações S.A.	600	305,950	0.32

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	101,402	4,155,454	4.36

Power Conversion/Supply Equipment
Vestas Wind Systems A/S*	70,418	5,047,434	5.30

Real Estate Operations/Developments
Hang Lung Properties Ltd.	759,000	2,467,958	2.59

Retail - Apparel/Shoes
Li Ning Company Ltd.	190,500	565,351	0.59
lululemon athletica, inc.*	53,363	695,320	0.73
		1,260,671	1.32
Retail - Building Products
The Home Depot, Inc.	81,440	1,924,427	2.02

Retail - Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	9,764	781,120	0.82

Semiconductor Components-Integrated Circuitry
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	49,616	466,887	0.49

Super-Regional Banks - U.S.
Wells Fargo & Company	118,986	2,886,600	3.03

Transport - Rail
Canadian National Railway Company	32,003	1,374,849	1.44

Transport - Services
Kuehne + Nagel International AG	8,163	639,337	0.67

Web Portals/ISP
Google, Inc. - Cl. A*	5,851	2,466,723	2.59

Wireless Equipment
QUALCOMM, Inc.	64,746	2,926,519	3.07

TOTAL COMMON STOCKS
(Cost $76,736,283)		90,356,918	94.90

PREFERRED STOCKS
Auto-Cars/Light Trucks
Volkswagen A.G. Pref.	32,345	2,257,868	2.37

TOTAL PREFERRED STOCKS
(Cost $2,078,917)		2,257,868	2.37

SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund, 0.018%	2,505,879	2,505,879	2.63

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,505,879)		2,505,879	2.63

TOTAL INVESTMENTS
(Cost $81,321,079)		95,120,665	99.90

Cash and Other Assets, Less Liabilities		91,152	0.10

NET ASSETS		$95,211,817	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Belgium	$4,031,030	4.24%
Brazil	7,488,503	7.87
Canada	2,410,382	2.53
China	4,314,631	4.54
Denmark	5,047,434	5.31
Germany	2,257,868	2.37
Hong Kong	6,263,755	6.59
India	2,731,287	2.87
Israel	1,004,760	1.06
Switzerland	6,505,451	6.84
Taiwan	466,887	0.49
United Kingdom	6,206,497	6.52
United States(1)	46,392,180	48.77
	$95,120,665	100.00%

(1) Includes short-term securities.

Notes to Schedule of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Board of Trustees of the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, and Global Fund (collectively the “Funds”). The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

The Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on October 1, 2007. The Flexible Capital Fund and Global Fund adopted FIN 48 at their respective inception dates. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal years 2005-2007 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2009 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$2,090,642,423	$1,037,495,017	$840,756,359	$386,580,850	$9,545,738	$87,297,443

Gross Unrealized Appreciation	$216,617,450	$158,009,533	$110,398,243	$52,527,418	$1,616,370	$12,558,097
Gross Unrealized Depreciation	(177,069,304)	(76,072,014)	(84,664,073)	(47,813,117)	(72,120)	(4,734,875)

Net Unrealized Appreciation
on investments	$39,548,146	$81,937,519	$25,734,170	$4,714,301	$1,544,250	$7,823,222

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

Financial Accounting Standards No. 157 - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Funds adopted FAS 157 as of October 1, 2008. In April 2009, the Financial Accounting Standards Board released FSP 157-4.  The FSP is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.   Under FAS 157, various inputs are used in determining the value of the Funds' investments.  These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.  The following is a summary of the fair values of the Funds’ investments in each category and economic sector, as of June 30, 2009:

Marsico Focus Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$177,245,666	$-	$-	$177,245,666
Communications	181,330,682	-	-	181,330,682
Consumer, Cyclical	361,246,571	-	-	361,246,571
Consumer, Non-cyclical	233,816,057	-	-	233,816,057
Energy	176,684,478	-	-	176,684,478
Financial	449,601,627	-	-	449,601,627
Industrial	238,242,837	-	-	238,242,837
Technology	163,329,199	-	-	163,329,199
Short-term Investments	148,693,452	-	-	148,693,452
Total	$2,130,190,569	$-	$-	$2,130,190,569

Marsico Growth Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$121,269,237	$-	$-	$121,269,237
Communications	98,427,207	-	-	98,427,207
Consumer, Cyclical	269,459,868	-	-	269,459,868
Consumer, Non-cyclical	107,166,374	-	-	107,166,374
Energy	89,722,758	-	-	89,722,758
Financial	185,835,593	-	-	185,835,593
Industrial	127,075,929	-	-	127,075,929
Technology	84,076,059	-	-	84,076,059
Short-term Investments	36,399,511	-	-	36,399,511
Total	$1,119,432,536	$-	$-	$1,119,432,536

Marsico 21st Century Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$39,510,676	$-	$-	$39,510,676
Communications	130,245,449	-	-	130,245,449
Consumer, Cyclical	102,953,678	-	-	102,953,678
Consumer, Non-cyclical	105,651,930	-	-	105,651,930
Energy	60,652,049	-	-	60,652,049
Financial	249,872,454	-	-	249,872,454
Industrial	84,368,776	-	-	84,368,776
Technology	67,324,073	-	-	67,324,073
Short-term Investments	25,911,444	-	-	25,911,444
Total	$866,490,529	$-	$-	$866,490,529

Marsico International Opportunities Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$24,697,767	$-	$-	$24,697,767
Communications	27,989,407	-	-	27,989,407
Consumer, Cyclical	40,335,350	-	-	40,335,350
Consumer, Non-cyclical	54,483,281	-	-	54,483,281
Energy	49,156,345	-	-	49,156,345
Financial	92,519,060	-	-	92,519,060
Industrial	63,372,965	-	-	63,372,965
Technology	15,261,565	-	-	15,261,565
Short-term Investments	23,479,411	-	-	23,479,411
Total	$391,295,151	$-	$-	$391,295,151

Marsico Flexible Capital Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$639,775	$-	$-	$639,775
Communications	1,231,992	203,500	-	1,435,492
Consumer, Cyclical	1,916,212	-	-	1,916,212
Consumer, Non-cyclical	1,651,602	-	-	1,651,602
Diversified	114,580	-	-	114,580
Energy	885,719	-	-	885,719
Financial	2,549,222	202,567	-	2,751,789
Industrial	210,806	-	-	210,806
Technology	440,716	-	-	440,716
Utilities	-	219,000	-	219,000
Short-term Investments	824,297	-	-	824,297
Total	$10,464,921	$625,067	$-	$11,089,988

Marsico Global Fund	Level 1	Level 2	Level 3	Total
Basic Materials	$8,062,443	$-	$-	$8,062,443
Communications	9,790,715	-	-	9,790,715
Consumer, Cyclical	9,558,117	-	-	9,558,117
Consumer, Non-cyclical	13,777,928	-	-	13,777,928
Diversified	676,021	-	-	676,021
Energy	6,771,986	-	-	6,771,986
Financial	26,212,155	-	-	26,212,155
Industrial	11,077,749	-	-	11,077,749
Technology	6,687,672	-	-	6,687,672
Short-term Investments	2,505,879	-	-	2,505,879
Total	$95,120,665	$-	$-	$95,120,665

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2009 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By: /s/ Thomas F. Marsico
       Thomas F. Marsico
       President and Chief Executive Officer

Date:  August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas F. Marsico
       Thomas F. Marsico
       President and Chief Executive Officer

Date:  August 25, 2009

By: /s/ Christopher J. Marsico
       Christopher J. Marsico
       Vice President and Treasurer

Date:  August 25, 2009